Long-Term Debt, Berry Global, Inc. Senior Secured Credit Facility (Details) $ in Millions	Sep. 26, 2020 USD ($)
Term Loans [Member]
Long-Term Debt [Abstract]
Face amount of debt issued	$ 6,200
Revolving Line of Credit [Member]
Long-Term Debt [Abstract]
Maximum borrowing capacity	$ 850